                                            SEMI-ANNUAL REPORT DECEMBER 31, 1998
------------------------------------------------------------------------

CUTLER EQUITY INCOME FUND          Cutler & Company, LLC      Forum Shareholder
CUTLER APPROVED LIST EQUITY FUND   503 Airport Road               Services, LLC
                                   Medford, Oregon 97504    Two Portland Square
                                                          Portland, Maine 04101

--------------------------------------------------------------------------------

To the Cutler Trust Shareholders:

We are pleased to present this semi-annual report, and our thoughts on the performance of The Cutler Trust, for the six months ending December 31, 1998.

During the September quarter the general markets declined very sharply and in the December quarter gained it all back. For the whole period the Equity Income Fund gained 8.69% and the Approved List Equity Fund gained 4.47%. Our strong performance in the Equity Income Fund came from our concentration in sectors, which generally outperformed the market as a whole.*

The dynamic markets we are witnessing are creating several profound changes in the investment landscape. The many European markets now are consolidated into a single Euro currency denomination. A wave of substantial mergers internationally is altering both trade and financial structures in major ways. Technology is accelerating in myriad and pervasive ways, some glaringly public and others hidden from view.

Last June we told you that Robert Lamberti, CFA, Senior Portfolio Manager in our Pennsylvania office, would co-manage the "Approved List Equity Fund". During the December quarter he took over as principal manager. Mr. Lamberti specializes in Value analysis -- seeking those companies that represent the best current buys available in the markets. Today, searching for undervalued companies requires the use of technology and skilled technical analysis. To that end, we are pleased to announce the addition of Michael Kijesky, Senior Investment Analyst. Mike brings a strong academic background and great analytical muscle to the portfolio team. We are excited about these additions and look forward to seeking continued outstanding performance of your Funds.

On behalf of everyone at The Cutler Trust, we wish to thank you for your continued loyalty and support.

/s/ Kenneth R. Cutler                           /s/ Brooke R. Ashland
Kenneth R. Cutler                               Brooke R. Ashland
Chairman of the Board                           Chief Executive Officer
The Cutler Trust                                Cutler & Company, LLC

* Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                      VALUE
             COMMON STOCK (78.5%)

             BUSINESS SERVICES (4.6%)
    34,000   Automatic Data Processing, Inc.                        $  2,726,375
    20,000   Electronic Data Systems Corp.                             1,005,000
                                                                    ------------
                                                                       3,731,375
                                                                    ------------

             CHEMICALS (2.3%)
    16,000   Clorox Co.                                                1,869,000
                                                                    ------------

             COMMUNICATIONS EQUIPMENT (5.2%)
    30,000   Lucent Technologies, Inc.                                 3,300,000
    15,000   Motorola, Inc.                                              915,937
                                                                    ------------
                                                                       4,215,937
                                                                    ------------

             COMPUTER & OFFICE EQUIPMENT (1.2%)
    15,000   Pitney Bowes, Inc.                                          990,937
                                                                    ------------

             DRUGS & PHARMACEUTICALS (13.4%)
    17,000   Bristol-Myers Squibb Co.                                  2,274,812
    26,000   Pfizer, Inc.                                              3,261,375
    66,000   Schering-Plough Corp.                                     3,646,500
    23,000   Warner-Lambert Co.                                        1,729,312
                                                                    ------------
                                                                      10,911,999
                                                                    ------------

             DRUGSTORES (4.8%)
    67,000   Walgreen Co.                                              3,923,688
                                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                      VALUE
             ELECTRIC MACHINERY (4.5%)
    15,000   General Electric Co.                                   $  1,530,938
    25,000   Texas Instruments, Inc.                                   2,139,063
                                                                    ------------
                                                                       3,670,001
                                                                    ------------

             GENERAL MERCHANDISE TRADE (5.0%)
    50,000   Wal-Mart Stores, Inc.                                     4,071,875
                                                                    ------------

             GLASS, OTHER BUILDING MATERIALS (1.9%)
    35,000   Corning, Inc.                                             1,575,000
                                                                    ------------

             GROCERY STORES (3.1%)
    40,000   Albertson's, Inc.                                         2,547,500
                                                                    ------------

             INSTRUMENTS & RELATED PRODUCTS (8.4%)
    80,000   Becton, Dickinson & Co.                                   3,415,000
    15,000   Eastman Kodak Co.                                         1,080,000
    20,000   Xerox Corp.                                               2,360,000
                                                                    ------------
                                                                       6,855,000
                                                                    ------------

             PETROLEUM PRODUCTS (1.4%)
    15,000   Exxon Corp.                                               1,096,875
                                                                    ------------

             PROPERTY & CASUALTY INSURANCE (1.8%)
    15,000   American International Group, Inc.                        1,449,375
                                                                    ------------

             RESTAURANTS (3.3%)
    35,000   McDonald's Corp.                                          2,681,875
                                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS  (concluded)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                      VALUE

             SECURITIES, BROKERS, DEALERS & ADVISORS (1.2%)
    15,000   Merrill Lynch & Co., Inc.                              $  1,001,250
                                                                    ------------

             SOAPS (3.2%)
    28,000   Colgate-Palmolive Co.                                     2,600,500
                                                                    ------------

             TRANSPORTATION EQUIPMENT (1.5%)
    11,000   United Technologies Corp.                                 1,196,250
                                                                    ------------

             VOICE & DATA TRANSMISSION (11.7%)
    30,000   AT&T Corp.                                                2,257,500
    84,000   BellSouth Corp.                                           4,189,500
    57,800   SBC Communications, Inc.                                  3,099,525
                                                                    ------------
                                                                       9,546,525
                                                                    ------------

             TOTAL COMMON STOCK (COST $45,891,950)                    63,934,962
                                                                    ------------

             U.S. GOVERNMENT OBLIGATIONS (14.7%)
12,000,000   U.S. Treasury Bill, 4.42% yield, 1/21/99 (cost
             $11,970,284)                                             11,970,284
                                                                    ------------

             SHORT TERM HOLDINGS (6.8%)
 2,700,203   Dreyfus Government Cash Management Fund                   2,700,203
 1,817,670   Forum Daily Assets Cash Institutional Fund                1,817,670
 1,062,510   Forum Daily Assets Government Fund                        1,062,510
                                                                    ------------

             TOTAL SHORT TERM HOLDINGS (COST $5,580,383)               5,580,383
                                                                    ------------

             TOTAL INVESTMENTS (100.0%) (COST $63,442,617)          $ 81,485,629
                                                                    ------------
                                                                    ------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                        VALUE
             COMMON STOCK (93.4%)

             BANKS (9.9%)
    5,000    Banc One Corp.                                           $   255,312
   29,400    BankAmerica Corp.                                          1,767,675
    4,000    First Union Corp.                                            243,250
    1,700    J.P. Morgan & Co., Inc.                                      178,606
    3,100    State Street Corp.                                           215,644
    5,500    Wachovia Corp.                                               480,906
   22,500    Wells Fargo Co.                                              898,594
                                                                      -----------
                                                                        4,039,987
                                                                      -----------

             BUSINESS SERVICES (2.2%)
    9,000    Automatic Data Processing, Inc.                              721,687
    4,000    Electronic Data Systems Corp.                                201,000
                                                                      -----------
                                                                          922,687
                                                                      -----------

             CHEMICALS (6.6%)
    5,500    Clorox Co.                                                   642,469
    3,000    Dow Chemical Co.                                             272,813
   29,800    E.I. du Pont de Nemours & Co.                              1,581,262
    7,000    Rohm & Haas Co.                                              210,875
                                                                      -----------
                                                                        2,707,419
                                                                      -----------

             COMMUNICATIONS EQUIPMENT (4.2%)
   12,000    Lucent Technologies, Inc.                                  1,320,000
    6,500    Motorola, Inc.                                               396,906
                                                                      -----------
                                                                        1,716,906
                                                                      -----------

             COMPUTER & OFFICE EQUIPMENT (5.6%)
   23,700    Hewlett-Packard Co.                                        1,619,006
   10,000    Pitney Bowes, Inc.                                           660,625
                                                                      -----------
                                                                        2,279,631
                                                                      -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                        VALUE
             DRUGS & PHARMACEUTICALS (5.8%)
    1,000    Abbott Laboratories                                      $    49,000
   20,500    American Home Products Corp.                               1,154,406
      500    Bristol-Myers Squibb Co.                                      66,906
      500    Eli Lilly & Co.                                               44,438
      500    Johnson & Johnson                                             41,938
      500    Merck & Co., Inc.                                             73,844
      500    Pfizer, Inc.                                                  62,719
    1,000    Schering-Plough Corp.                                         55,250
   11,000    Warner-Lambert Co.                                           827,062
                                                                      -----------
                                                                        2,375,563
                                                                      -----------

             DRUGSTORES (2.3%)
   16,500    Walgreen Co.                                                 966,281
                                                                      -----------

             DURABLE GOODS-WHOLESALE (0.3%)
    3,000    W.W. Grainger, Inc.                                          124,875
                                                                      -----------

             ELECTRIC, GAS & UTILITY COMPANIES (2.1%)
    6,500    Consolidated Natural Gas Co.                                 351,000
    8,000    Duke Energy Corp.                                            512,500
                                                                      -----------
                                                                          863,500
                                                                      -----------

             ELECTRIC MACHINERY (4.4%)
   12,300    Emerson Electric Co.                                         769,519
      500    General Electric Co.                                          51,031
    4,000    Rockwell International Corp.                                 194,250
    9,000    Texas Instruments, Inc.                                      770,062
                                                                      -----------
                                                                        1,784,862
                                                                      -----------

             FABRICATED METAL PRODUCTS (1.3%)
    5,000    Gillette Co.                                                 241,562
    5,000    Illinois Tool Works, Inc.                                    290,000
                                                                      -----------
                                                                          531,562
                                                                      -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                        VALUE
             FOOD & SOFT DRINKS (7.1%)
    9,000    Archer Daniels Midland Co.                               $   154,687
    6,000    Bestfoods, Inc.                                              319,500
    4,000    Campbell Soup Co.                                            220,000
    4,000    Coca-Cola Co.                                                267,500
    4,000    General Mills, Inc.                                          311,000
    7,000    H.J. Heinz Co.                                               396,375
    5,000    Hershey Foods Corp.                                          310,938
    5,000    Kellogg Co.                                                  170,625
    8,000    PepsiCo, Inc.                                                327,500
   14,600    Sara Lee Corp.                                               411,537
                                                                      -----------
                                                                        2,889,662
                                                                      -----------

             FOREST PRODUCTS (0.7%)
    5,000    Kimberly-Clark Corp.                                         272,500
                                                                      -----------

             GENERAL MERCHANDISE TRADE (0.8%)
    2,000    J.C. Penney Co., Inc.                                         93,750
    3,000    May Department Stores Co.                                    181,125
      500    Wal-Mart Stores, Inc.                                         40,719
                                                                      -----------
                                                                          315,594
                                                                      -----------

             GLASS, OTHER BUILDING MATERIALS (2.0%)
   15,000    Corning, Inc.                                                675,000
    2,500    PPG Industries, Inc.                                         145,625
                                                                      -----------
                                                                          820,625
                                                                      -----------

             GROCERY STORES (1.7%)
   11,000    Albertson's, Inc.                                            700,563
                                                                      -----------

             HOLDING & OTHER INVESTMENTS (0.5%)
       84    Berkshire Hathaway, Inc. - Class B(a)                        197,400
                                                                      -----------

             INDUSTRIAL & COMMERCIAL MACHINERY (0.6%)
    7,000    Dover Corp.                                                  256,375
                                                                      -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                        VALUE
             INSTRUMENTS & RELATED PRODUCTS (5.3%)
   20,000    Becton, Dickinson & Co.                                  $   853,750
    7,000    Eastman Kodak Co.                                            504,000
    2,000    Honeywell, Inc.                                              150,625
    5,500    Xerox Corp.                                                  649,000
                                                                      -----------
                                                                        2,157,375
                                                                      -----------

             INSURANCE AGENTS, BROKERS & SERVICES (0.4%)
    3,000    Marsh & McLennan Cos., Inc                                   175,313
                                                                      -----------

             LIFE INSURANCE (0.3%)
    2,000    Aon Corp.                                                    110,750
                                                                      -----------

             NONDEPOSITORY CREDIT INSTITUTIONS (0.4%)
    4,000    Household International, Inc.                                158,500
                                                                      -----------

             OIL & GAS EXTRACTION (4.1%)
   25,600    Atlantic Richfield Co.                                     1,670,400
                                                                      -----------

             PETROLEUM PRODUCTS (4.5%)
   21,200    Chevron Corp.                                              1,758,275
      500    Exxon Corp.                                                   36,563
      500    Mobil Corp.                                                   43,562
                                                                      -----------
                                                                        1,838,400
                                                                      -----------

             PRINTING & PUBLISHING (3.5%)
    2,000    Dow Jones & Co., Inc.                                         96,250
    3,000    Gannett Co., Inc.                                            198,563
    3,000    Knight-Ridder, Inc.                                          153,375
    5,500    McGraw-Hill Cos., Inc.                                       560,312
    5,000    R.R. Donnelley & Sons Co.                                    219,063
    3,000    Tribune Co.                                                  198,000
                                                                      -----------
                                                                        1,425,563
                                                                      -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (continued)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                        VALUE
             PROPERTY & CASUALTY INSURANCE (2.8%)
   20,300    Allstate Corp.                                           $   784,087
      500    American International Group, Inc.                            48,313
    2,000    Chubb Corp.                                                  129,750
    6,000    St. Paul Cos., Inc.                                          208,500
                                                                      -----------
                                                                        1,170,650
                                                                      -----------

             RESTAURANTS (1.7%)
    9,000    McDonald's Corp.                                             689,625
                                                                      -----------

             SECURITIES, BROKERS, DEALERS & ADVISORS (1.0%)
    6,000    Merrill Lynch & Co., Inc.                                    400,500
                                                                      -----------

             SOAPS (1.8%)
    5,000    Colgate-Palmolive Co.                                        464,375
    3,000    Procter & Gamble Co.                                         273,938
                                                                      -----------
                                                                          738,313
                                                                      -----------

             SPECIALTY CHEMICAL PRODUCTS (0.4%)
    2,500    Minnesota Mining & Manufacturing Co.                         177,813
                                                                      -----------

             TRANSPORTATION EQUIPMENT (0.4%)
    4,000    Boeing Co.                                                   130,500
      500    United Technologies Corp.                                     54,375
                                                                      -----------
                                                                          184,875
                                                                      -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST
CUTLER APPROVED LIST EQUITY FUND

SCHEDULE OF INVESTMENTS  (concluded)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

SHARES       SECURITY DESCRIPTION                                        VALUE
             VOICE & DATA TRANSMISSION (7.5%)
   10,500    AT&T Corp.                                               $   790,125
   12,600    Ameritech Corp.                                              798,525
    1,000    Bell Atlantic Corp.                                           56,813
    1,000    BellSouth Corp.                                               49,875
    9,000    GTE Corp.                                                    606,937
   14,000    SBC Communications, Inc.                                     750,750
                                                                      -----------
                                                                        3,053,025
                                                                      -----------

             WHOLESALE TRADE-NONDURABLE GOODS (1.2%)
   17,500    Sysco Corp.                                                  480,156
                                                                      -----------

             TOTAL COMMON STOCK (COST $29,814,223)                     38,197,250
                                                                      -----------

             SHORT TERM HOLDINGS (6.6%)
1,728,226    Forum Daily Assets Cash Institutional Fund                 1,728,226
  965,510    Forum Daily Assets Government Obligations Fund               965,510
                                                                      -----------

             TOTAL SHORT TERM HOLDINGS (COST $2,693,736)                2,693,736
                                                                      -----------

             TOTAL INVESTMENTS (100.0%) (COST $32,507,959)            $40,890,986
                                                                      -----------
                                                                      -----------

------------------------

(a) Non-income producing security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1998 (unaudited)

--------------------------------------------------------------------------------

                                                                   CUTLER            CUTLER
                                                                   EQUITY           APPROVED
                                                                   INCOME         LIST EQUITY
                                                                    FUND              FUND
                                                              ----------------  ----------------
ASSETS:
    Investments (Note 2)
      Investments at cost                                          $63,442,617       $32,507,959
      Net unrealized appreciation                                   18,043,012         8,383,027
                                                              ----------------  ----------------
        Total investments at value                                  81,485,629        40,890,986

    Interest, dividends and other receivables                           73,889            55,216
    Receivable for Fund shares sold                                      2,437             7,870
                                                              ----------------  ----------------
Total Assets                                                        81,561,955        40,954,072
                                                              ----------------  ----------------

LIABILITIES:
    Payable to administrator                                             6,615             3,393
    Payable for Fund shares redeemed                                     1,039             2,827
    Payable to investment adviser                                       49,612            25,451
    Payable to other related parties                                       636               123
    Accrued expenses and other liabilities                              41,507            28,121
                                                              ----------------  ----------------
Total Liabilities                                                       99,409            59,915
                                                              ----------------  ----------------
NET ASSETS                                                         $81,462,546       $40,894,157
                                                              ----------------  ----------------
                                                              ----------------  ----------------

COMPONENTS OF NET ASSETS:
    Paid-in capital                                                $62,334,732       $27,327,081
    Undistributed net investment income                                 14,245             3,652
    Net unrealized appreciation on investments                      18,043,012         8,383,027
    Accumulated net realized gain on investments                     1,070,557         5,180,397
                                                              ----------------  ----------------
NET ASSETS                                                         $81,462,546       $40,894,157
                                                              ----------------  ----------------
                                                              ----------------  ----------------

Shares of Beneficial Interest, No Par Value                          5,487,856         2,429,212

NET ASSET VALUE, offering price and redemption
 price per share                                                        $14.84            $16.83

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (unaudited)

--------------------------------------------------------------------------------

                                                                   CUTLER            CUTLER
                                                                   EQUITY           APPROVED
                                                                   INCOME         LIST EQUITY
                                                                    FUND              FUND
                                                              ----------------  ----------------
INVESTMENT INCOME:
    Dividend income                                                   $347,331          $304,075
    Interest income                                                    363,005            50,981
                                                              ----------------  ----------------
Total Investment Income                                                710,336           355,056
                                                              ----------------  ----------------
EXPENSES:
    Advisory fees (Note 3)                                             282,040           145,844
    Management fees (Note 3)                                            37,605            19,446
    Transfer agent fees (Note 3)                                         8,669             7,696
    Shareholder services fees (Note 3)                                   2,487               394
    Custodian fees                                                       9,355             8,592
    Accounting fee (Note 3)                                             20,000            19,000
    Legal fees (Note 3)                                                  3,090             1,585
    Audit fee                                                            8,796             8,304
    Trustees fee                                                         9,652             4,989
    Miscellaneous                                                       12,486            20,844
                                                              ----------------  ----------------
Total Expenses                                                         394,180           236,694
                                                              ----------------  ----------------
NET INVESTMENT INCOME                                                  316,156           118,362
                                                              ----------------  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
    Net realized gain on investments sold                            2,140,561         7,506,222
    Net change in unrealized appreciation (depreciation) on
      investments                                                    3,977,887       (5,937,533)
                                                              ----------------  ----------------
NET GAIN ON INVESTMENTS                                              6,118,448         1,568,689
                                                              ----------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $6,434,604        $1,687,051
                                                              ----------------  ----------------
                                                              ----------------  ----------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           CUTLER                              CUTLER
                                                                           EQUITY                             APPROVED
                                                                           INCOME                            LIST EQUITY
                                                                            FUND                                FUND
                                                              ---------------------------------   ---------------------------------
                                                                 Six Months           Year           Six Months           Year
                                                              Ended (unaudited)       Ended       Ended (unaudited)       Ended
                                                              December 31, 1998   June 30, 1998   December 31, 1998   June 30, 1998
                                                              -----------------   -------------   -----------------   -------------
NET ASSETS -- BEGINNING OF PERIOD                               $ 77,482,327      $ 62,522,934       $41,085,239       $35,277,381
                                                              -----------------   -------------   -----------------   -------------
OPERATIONS:
  Net investment income                                              316,156           788,340           118,362           244,029
  Net realized gain on investments sold                            2,140,561        19,653,954         7,506,222         8,668,411
  Net change in unrealized appreciation (depreciation) on
    investments                                                    3,977,887        (6,744,979)       (5,937,533)         (674,549)
                                                              -----------------   -------------   -----------------   -------------
  Net increase in net assets resulting from operations             6,434,604        13,697,315         1,687,051         8,237,891
                                                              -----------------   -------------   -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (302,642)         (802,587)         (115,357)         (246,131)
  Net realized capital gain on investments                       (16,779,472)       (5,707,467)       (9,097,766)       (2,695,053)
                                                              -----------------   -------------   -----------------   -------------
  Total distributions to shareholders                            (17,082,114)       (6,510,054)       (9,213,123)       (2,941,184)
                                                              -----------------   -------------   -----------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares                                                   4,635,895        14,469,495         2,091,270         3,823,631
  Reinvestment of distributions                                   16,440,935         6,390,831         8,582,500         2,857,295
  Redemption of shares                                            (6,449,101)      (13,088,194)       (3,338,780)       (6,169,775)
                                                              -----------------   -------------   -----------------   -------------
  Net increase from capital share transactions                    14,627,729         7,772,132         7,334,990           511,151
                                                              -----------------   -------------   -----------------   -------------
  Net increase (decrease) in net assets                            3,980,219        14,959,393          (191,082)        5,807,858
                                                              -----------------   -------------   -----------------   -------------
NET ASSETS -- END OF PERIOD
  (Including line (A))                                          $ 81,462,546      $ 77,482,327       $40,894,157       $41,085,239
                                                              -----------------   -------------   -----------------   -------------
                                                              -----------------   -------------   -----------------   -------------
(A) Accumulated undistributed net investment income             $     14,245      $        731       $     3,652       $       647
                                                              -----------------   -------------   -----------------   -------------
                                                              -----------------   -------------   -----------------   -------------
SHARE ACTIVITY
  Sale of shares                                                     287,065           882,203           114,016           193,037
  Reinvestment of distributions                                    1,179,601           406,537           534,771           155,031
  Redemption of shares                                              (380,174)         (781,239)         (173,934)         (318,283)
                                                              -----------------   -------------   -----------------   -------------
  Net increase in shares                                           1,086,492           507,501           474,853            29,785
                                                              -----------------   -------------   -----------------   -------------
                                                              -----------------   -------------   -----------------   -------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

  The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios (individually, a "Fund" and, collectively, the "Funds"). The Cutler Equity Income Fund and Cutler Approved List Equity Fund each commenced operations on December 30, 1992.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

  These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

  SECURITY VALUATION -- The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 P.M., Eastern time) on each Fund Business Day, as defined in the Funds' prospectus. Securities with a maturity of 60 days or less are valued at amortized cost. Other securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and asked price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

  INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

  DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly on the Funds. Capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (continued)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

  FEDERAL TAXES -- The Funds intend to qualify, and continue to qualify, each year as regulated investment companies and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

  EXPENSE ALLOCATION -- The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

  REALIZED GAIN AND LOSS -- Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold is recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

  INVESTMENT ADVISER -- The investment adviser to the Funds is Cutler & Company, LLC ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from Cutler Equity Income Fund and Cutler Approved List Equity Fund at an annual rate of 0.75% of each Fund's average daily net assets.

  MANAGER -- The Trust has entered into a Management Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS is entitled to receive compensation at an annual rate of 0.10% of each Fund's average daily net assets.

  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT -- Forum Shareholder Services, LLC ("FSS") provides services as the Funds' transfer agent and dividend disbursing agent pursuant to a separate agreement. For these services, FSS receives a fee of $1,000 per month, per Fund, plus certain other fees and expenses. Prior to September 28, 1998, Forum Financial Corp. served as the Funds' transfer agent and dividend disbursing agent for which it received the same compensation as FSS.

  OTHER SERVICE PROVIDERS -- Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, serves as the fund accountant for the Trust. FAcS is paid a fee for its portfolio accounting services of $36,000 per year for each Fund, subject to adjustments for the number and type of portfolio transactions. Forum Financial Services, Inc., a registered broker-dealer, acts as the Trust's distributor pursuant to a separate Distribution Agreement with the Trust for which it receives no compensation.

--------------------------------------------------------------------------------
THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS  (concluded)
DECEMBER 31, 1998 (unaudited)
--------------------------------------------------------------------------------

NOTE 4.  TRANSACTIONS OF SECURITIES

  The cost of securities purchased and the proceeds from sales of securities (excluding short term securities) for the six months ended December 31, 1998, were as follows:

                                          Cost of Purchases    Proceeds from Sales
                                          ------------------   -------------------
Cutler Equity Income Fund                    $21,297,330           $30,814,481
Cutler Approved List Equity Fund              15,980,912            18,805,564

  For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of December 31, 1998, were as follows:

                                                Unrealized    Unrealized       Net
                                   Tax Cost    Appreciation  Depreciation  Appreciation
                                  -----------  ------------  ------------  ------------
Cutler Equity Income Fund         $63,442,617  $18,429,866   $   386,854   $18,043,012
Cutler Approved List Equity Fund   32,507,959    9,419,179     1,036,152     8,383,027

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                              CUTLER EQUITY INCOME FUND
                                          -----------------------------------------------------------------
                                           Six Months
                                             Ended
                                          December 31,
                                          (unaudited)                     Year Ended June 30,
                                          ------------       ----------------------------------------------
                                              1998            1998     1997     1996     1995        1994

Net Asset Value, Beginning of Period         $17.60           $16.06   $12.95   $10.96   $ 9.56      $ 9.95
                                          ------------       -------  -------  -------  -------     -------
Investment Operations
  Net Investment Income                        0.07             0.19     0.24     0.35     0.36(a)     0.27
  Net Realized and Unrealized Gain
    (Loss) on Investments                      1.18             3.05     4.30     2.13     1.40       (0.40)
                                          ------------       -------  -------  -------  -------     -------
Total from Investment Operations               1.25             3.24     4.54     2.48     1.76       (0.13)
                                          ------------       -------  -------  -------  -------     -------
Distributions From
  Net Investment Income                       (0.06)           (0.19)   (0.24)   (0.35)   (0.34)      (0.26)
  Net Realized Gain on Investments            (3.95)           (1.51)   (1.19)   (0.14)   (0.02)         --
                                          ------------       -------  -------  -------  -------     -------
Total Distributions                           (4.01)           (1.70)   (1.43)   (0.49)   (0.36)      (0.26)
                                          ------------       -------  -------  -------  -------     -------
Net Asset Value, End of Period               $14.84           $17.60   $16.06   $12.95   $10.96      $ 9.56
                                          ------------       -------  -------  -------  -------     -------
                                          ------------       -------  -------  -------  -------     -------
Total Return                                  8.69%           21.60%   37.65%   22.93%   18.63%      (1.37%)

Ratio/Supplementary Data
Net assets at the end of period (in
  thousands)                                $81,463          $77,482  $62,523  $46,285  $41,470     $19,706
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees              1.05%(b)         1.10%    1.17%    0.98%    0.97%       1.00%
  Expenses excluding
    reimbursement/waiver of fees              1.05%(b)         1.10%    1.17%    0.98%    0.97%       1.45%
  Net investment income                       0.84%(b)         1.14%    1.67%    2.81%    3.49%       3.49%

Portfolio Turnover Rate                      34.94%          118.59%   23.22%   57.08%   43.37%      42.83%

(a) Calculated using the weighted average number of shares outstanding.

(b) Annualized.

--------------------------------------------------------------------------------

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS  (concluded)

--------------------------------------------------------------------------------

Selected per share data and
ratios for a share outstanding
throughout each period.

                                                              CUTLER APPROVED LIST FUND
                                          -----------------------------------------------------------------
                                           Six Months
                                             Ended
                                          December 31,
                                          (unaudited)                     Year Ended June 30,
                                          ------------       ----------------------------------------------
                                              1998            1998     1997     1996     1995        1994

Net Asset Value, Beginning of Period         $21.02           $18.33   $14.18   $11.71   $ 9.78      $10.09
                                          ------------       -------  -------  -------  -------     -------
Investment Operations
  Net Investment Income                        0.06             0.13     0.18     0.21     0.24(a)     0.21
  Net Realized and Unrealized Gain
    (Loss) on Investments                      0.62             4.19     4.20     2.47     1.92       (0.31)
                                          ------------       -------  -------  -------  -------     -------
Total from Investment Operations               0.68             4.32     4.38     2.68     2.16       (0.10)
                                          ------------       -------  -------  -------  -------     -------
Distributions From
  Net Investment Income                       (0.05)           (0.13)   (0.18)   (0.21)   (0.23)      (0.21)
  Net Realized Gain on Investments            (4.82)           (1.50)   (0.05)      --       --          --
                                          ------------       -------  -------  -------  -------     -------
Total Distributions                           (4.87)           (1.63)   (0.23)   (0.21)   (0.23)      (0.21)
                                          ------------       -------  -------  -------  -------     -------
Net Asset Value, End of Period               $16.83           $21.02   $18.33   $14.18   $11.71      $ 9.78
                                          ------------       -------  -------  -------  -------     -------
                                          ------------       -------  -------  -------  -------     -------
Total Return                                  4.47%           24.90%   31.18%   23.01%   22.33%      (1.07%)

Ratio/Supplementary Data
Net assets at the end of period (in
  thousands)                                $40,894          $41,085  $35,277  $30,248  $21,890     $12,620
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees              1.22%(b)         1.24%    1.25%    1.05%    1.00%       1.00%
  Expenses excluding
    reimbursement/waiver of fees              1.22%(b)         1.24%    1.25%    1.13%    1.23%       1.78%
  Net investment income                       0.61%(b)         0.65%    1.15%    1.65%    2.20%       2.43%

Portfolio Turnover Rate                      43.99%           49.61%    3.86%    8.97%   23.42%      22.27%

(a) Calculated using the weighted average number of shares outstanding.

(b) Annualized.

--------------------------------------------------------------------------------

THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
DECEMBER 31, 1998

--------------------------------------------------------------------------------

                     KENNETH R. CUTLER
       [PHOTO]       Principal portfolio manager of the Equity Income Fund and of institutional equity portfolios managed separately by Cutler & Company, LLC with objectives similar to the Funds.

                     JOHN Y. KEFFER
       [PHOTO]       Sole shareholder and director of Forum Financial Group, LLC which owns Forum
                     Shareholder Services, LLC, Transfer Agent, Forum Financial Services, Inc.,
                     Distributor and Forum Administrative Services, LLC, Manager for both Funds.

                     BROOKE R. ASHLAND
       [PHOTO]       Chief Executive Officer, Cutler & Company, LLC, Investment Adviser to the
                     Trust.

                     DR. HATTEN S. YODER, JR.
       [PHOTO]       Chairman Emeritus, Geophysical Laboratory, Carnegie Institute of Washington,
                     and consultant to the Los Alamos National Laboratory. A member of the National
                     Academy of Sciences, and many national and international scientific bodies.

                     ROBERT B. WATTS, JR.
       [PHOTO]       Attorney in private practice. Formerly a senior level officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two Fortune 100 companies.

                                                                THE CUTLER TRUST
------------------------------------------------------------------------

TABLE OF CONTENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

                                            Page
                                            ----
Chairman's Letter to the Shareholders.......   1
Cutler Equity Income Fund Portfolio.........   2
Cutler Approved List Equity Fund
  Portfolio.................................   5
Statements of Assets and Liabilities........  11
Statements of Operations....................  12
Statements of Changes in Net Assets.........  13
Notes to Financial Statements...............  14
Financial Highlights (Per Share Data).......  17
Trustees of the Cutler Trust................  19

                                  Distributor
                         Forum Financial Services, Inc.

                             CUTLER & COMPANY, LLC
                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504
                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006
                                info@cutler.com

------------------------------------------------

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------

                                 CUTLER EQUITY
                                  INCOME FUND

                              CUTLER APPROVED LIST
                                  EQUITY FUND

                               SEMI-ANNUAL REPORT
                                ---------------

                               December 31, 1998